SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

Management has evaluated subsequent events pursuant to the requirements of ASC Topic 855, from the balance sheet date through the date the financial statements were available to be issued and has determined that there are no material subsequent events that require disclosure in these financial statements other than the following transaction.

On January 25, 2025, the Company acquired a 51% majority ownership in Renewable Energy Products Manufacturing Corp. (REPM), a leading provider of innovative commercial solar energy solutions. This strategic move is expected to integrate seamlessly into the TAG GRID and significantly enhance the Company's renewable energy capabilities, reinforcing the Company's commitment to sustainable energy development.

Like other acquisitions TAG has made, TAG will provide support and leadership in growing the REPM business in exchange for the 51% ownership interest. No cash or other consideration was paid by TAG. At the completion of the defined integration period, TAG will have the option to purchase the remaining 49% ownership interest in REPM for a multiple of EBITDA generated during the integration period.

NOTE 13 - SUBSEQUENT EVENTS

Management has evaluated subsequent events pursuant to the requirements of ASC Topic 855, from the balance sheet date through the date the financial statement was available to be issued and has determined that there are no material subsequent events that require disclosure in these financial statements other than,